Employee benefits	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
Employee benefits
17.	Employee benefits
The full-time employees of the Company’s subsidiaries and VIEs that are incorporated in the PRC are entitled to staff welfare benefits including medical insurance, basic pensions, unemployment insurance, work injury insurance, maternity insurance and housing funds. These companies are required to contribute to these benefits based on certain percentages of the employees’ salaries in accordance with the relevant regulations and charge the amount contributed to these benefit schemes to the consolidated statements of comprehensive (loss)/income. The total amounts charged to the consolidated statements of comprehensive (loss)/income for such employee benefits amounted to RMB 122,064 and RMB 80,285 and RMB 37,425 for the years ended December 31, 2019, 2020 and 2021, respectively. The PRC government is responsible for the welfare and medical benefits and ultimate pension liability to these employees.